Share Capital (Tables)	9 Months Ended
Sep. 30, 2023
Share Capital [Abstract]
Schedule of Stock Option Activity	A summary of the Company’s stock option activity is as follows:
		Weighted
	Number of	Average
	Stock	Exercise
	Options	Price
Outstanding options, December 31, 2021	4,146	$1,388.00
Granted	11,450	115.00
Expired/Cancelled	(534)	(3,090.00)
Outstanding options, December 31, 2022	15,062	$352.91
Granted	-	-
Expired/Cancelled	-	-
Outstanding options, September 30, 2023	15,062	$352.91

	Number of RSU’s	Weighted Average Issue Price
Outstanding RSU, December 31, 2021	0	$-
Granted	31,950	105.08
Exercised	(300)	(103.00)
Outstanding RSU, December 31, 2022	31,650	$105.02
Granted	-	-
Exercised	-	-
Outstanding RSU, September 30, 2023	31,650	$105.02

	Number of options	Weighted average exercise price
Outstanding agent options, December 31, 2021	4,459	$751.00
Granted	4,873	251.00
Expired	(17)	2,049.00
Outstanding agent options, December 31, 2022	9,315	$487.06
Granted	-	-
Expired	-	-
Outstanding agent options, September 30, 2023	9,315	$487.06
	Number of Warrants	average exercise price

Outstanding, December 31, 2021	51,213	$989.00
Granted	291,391	$94.00
Expired	(1,284)	$3,347.00
Outstanding, December 31, 2022	341,320	$176.00
Granted	180,429	$20.00
Exercised	(390,748)	$9.00
Outstanding, September 30, 2023	131,001	$383.62

Schedule of Stock Options Outstanding	As at September 30, 2023 stock options outstanding are as follows:
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
24-Dec-18	129	129	5,400.00	24-Dec-23	0.23
15-Jan-19	8	8	5,400.00	15-Jan-24	0.29
21-Mar-19	123	123	5,900.00	21-Mar-24	0.47
1-Jan-20	21	21	5,400.00	1-Jan-24	0.25
15-Nov-20	950	950	600.00	15-Nov-30	7.13
15-Nov-20	1,615	1,615	600.00	15-Nov-25	2.13
2-Jan-21	570	570	1,150.00	2-Jan-26	2.26
2-Jan-21	50	50	1,150.00	2-Jan-31	7.26
18-Jan-21	145	145	1,150.00	18-Jan-26	2.30
1-Jan-22	200	200	400.00	29-Oct-26	3.08
13-Apr-22	7,950	3,975	110.00	13-Apr-27	3.54
12-Jul-22	3,300	1,375	110.00	12-Jul-25	1.78
Total	15,061	9,161	$352.91		3.12
Grant Date	Number of RSU’s outstanding	Weighted Average Issue Price
9-Mar-22	2,250,000	1.03
13-Apr-22	825,000	1.10
12-Jul-22	90,000	1.10
Total	3,165,000	$1.05
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
29-Sep-20	1,135	1,135	$660.00	28-Sep-25	2.00
29-Sep-20	2,660	2,660	$685.00	28-Sep-25	2.00
31-Dec-20	647	647	$1,150.00	30-Jun-24	0.75
11-Jan-22	4,348	4,348	$253.00	11-Jan-27	3.28
1-Apr-22	525	525	$230.00	8-Mar-27	3.44
Total	9,315	9,315	487.06		2.59
Grant Date	Number of options outstanding	Number of options exercisable	Weighted Average Exercise Price	Expiry date	Remaining contractual life (years)
29-Sep-20	1,135	1,135	$660.00	28-Sep-25	1.87
29-Sep-20	2,660	2,660	$685.00	28-Sep-25	1.87
31-Dec-20	647	647	$1,150.00	30-Jun-24	0.63
11-Jan-22	4,348	4,348	$253.00	11-Jan-27	3.16
1-Apr-22	525	525	$230.00	8-Mar-27	3.32
31-Oct-23	120,000	0	$0.72	31-Oct-28	4.97
Total	129,315	9,315	35.75		4.79

Grant Date	Number of Warrants outstanding and exercisable	Exercise Price	Expiry date
29-Sep-20	18,056	685.00	28-Sep-25
31-Dec-20	12,945	1,150.00	30-Jun-24
11-Jan-22	100,000	230.00	10-Jan-27
Total	131,001	$383.62